Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Natixis Funds Trust II
Central Index Key	0000052136
Amendment Flag	false
Document Creation Date	Nov 19, 2012
Document Effective Date	Nov 19, 2012
Prospectus Date	May 1, 2012

ASG GLOBAL ALTERNATIVES FUND

Supplement dated November 19, 2012 to the ASG Global Alternatives Fund Summary Prospectus and Prospectus, each dated May 1, 2012, as each may be revised and supplemented from time to time.

Effective immediately, the Barclay Fund of Funds Index will replace the HFRI Fund of Funds Composite Index as the ASG Global Alternatives Fund’s primary benchmark.

Effective immediately, the “Average Annual Total Returns” chart in the Fund’s Summary Prospectus is amended and restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2011)	Past 1 Year	Life of Fund (9/30/08)
ASG Global Alternatives Fund Class A – Return Before Taxes	-8.85%	1.00%
Return After Taxes on Distributions	-8.96%	0.45%
Return After Taxes on Distributions & Sale of Fund Shares	-5.68%	0.61%
Class C – Return Before Taxes	-4.96%	2.11%
Class Y – Return Before Taxes	-3.00%	3.12%
Barclay Fund of Funds Index (Calculated from October 1, 2008)[1]	-6.22%	-0.95%
HFRI Fund of Funds Composite Index (Calculated from October 1, 2008)	-5.72%	-0.03%

1	Effective November 19, 2012 the Barclay Fund of Funds Index replaced the HFRI Fund of Funds Composite Index as the Fund's primary benchmark because AlphaSimplex believes the index is an appropriate representation of hedge fund industry performance.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	nft4_SupplementTextBlock

ASG GLOBAL ALTERNATIVES FUND

Supplement dated November 19, 2012 to the ASG Global Alternatives Fund Summary Prospectus and Prospectus, each dated May 1, 2012, as each may be revised and supplemented from time to time.

Effective immediately, the Barclay Fund of Funds Index will replace the HFRI Fund of Funds Composite Index as the ASG Global Alternatives Fund’s primary benchmark.

Effective immediately, the “Average Annual Total Returns” chart in the Fund’s Summary Prospectus is amended and restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2011)	Past 1 Year	Life of Fund (9/30/08)
ASG Global Alternatives Fund Class A – Return Before Taxes	-8.85%	1.00%
Return After Taxes on Distributions	-8.96%	0.45%
Return After Taxes on Distributions & Sale of Fund Shares	-5.68%	0.61%
Class C – Return Before Taxes	-4.96%	2.11%
Class Y – Return Before Taxes	-3.00%	3.12%
Barclay Fund of Funds Index (Calculated from October 1, 2008)[1]	-6.22%	-0.95%
HFRI Fund of Funds Composite Index (Calculated from October 1, 2008)	-5.72%	-0.03%

1	Effective November 19, 2012 the Barclay Fund of Funds Index replaced the HFRI Fund of Funds Composite Index as the Fund's primary benchmark because AlphaSimplex believes the index is an appropriate representation of hedge fund industry performance.

ASG Global Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nft4_SupplementTextBlock

ASG GLOBAL ALTERNATIVES FUND

Supplement dated November 19, 2012 to the ASG Global Alternatives Fund Summary Prospectus and Prospectus, each dated May 1, 2012, as each may be revised and supplemented from time to time.

Effective immediately, the Barclay Fund of Funds Index will replace the HFRI Fund of Funds Composite Index as the ASG Global Alternatives Fund’s primary benchmark.

Effective immediately, the “Average Annual Total Returns” chart in the Fund’s Summary Prospectus is amended and restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2011)	Past 1 Year	Life of Fund (9/30/08)
ASG Global Alternatives Fund Class A – Return Before Taxes	-8.85%	1.00%
Return After Taxes on Distributions	-8.96%	0.45%
Return After Taxes on Distributions & Sale of Fund Shares	-5.68%	0.61%
Class C – Return Before Taxes	-4.96%	2.11%
Class Y – Return Before Taxes	-3.00%	3.12%
Barclay Fund of Funds Index (Calculated from October 1, 2008)[1]	-6.22%	-0.95%
HFRI Fund of Funds Composite Index (Calculated from October 1, 2008)	-5.72%	-0.03%

1	Effective November 19, 2012 the Barclay Fund of Funds Index replaced the HFRI Fund of Funds Composite Index as the Fund's primary benchmark because AlphaSimplex believes the index is an appropriate representation of hedge fund industry performance.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
ASG Global Alternatives Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(8.85%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
ASG Global Alternatives Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.96%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
ASG Global Alternatives Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.00%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
ASG Global Alternatives Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(8.96%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
ASG Global Alternatives Fund | Return After Taxes on Distributions & Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.68%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
ASG Global Alternatives Fund | Barclay Fund of Funds Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.22%)	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.95%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
ASG Global Alternatives Fund | HFRI Fund of Funds Composite Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.72%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	Effective November 19, 2012 the Barclay Fund of Funds Index replaced the HFRI Fund of Funds Composite Index as the Fund's primary benchmark because AlphaSimplex believes the index is an appropriate representation of hedge fund industry performance.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 19, 2012